Cover	Oct. 07, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 07, 2026
Entity Registrant Name	VAALCO ENERGY INC /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32167
Entity Tax Identification Number	76-0274813
Entity Address, Address Line One	2500 CityWest Blvd. Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	713
Local Phone Number	623-0801Registrant’s telephone number, including area code:
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	EGY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000894627